Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Significant Investments In Associates [Line Items]
Proceeds on disposal of equity accounted investee		$ 700
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of ownership acquired	30.00%
Cash consideration	$ 15,200
Impairment loss			$ 9,926
Proceeds on disposal of equity accounted investee		$ 700